Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value of Financial Instruments
Summary of assets measured at fair value on a recurring basis

	Fair value measurement at
	reporting date using
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)
September 30, 2020:
Assets
Cash and cash equivalents:
Money market fund	$84,398	$—	$—
Certificates of deposit	—	4,282	—
Commercial paper	—	34,440	—
Corporate debt securities	—	3,059	—
Total cash and cash equivalents	84,398	41,781	—

Marketable securities:
Certificates of deposit	—	2,000	—
Commercial paper	—	28,043	—
Corporate debt securities	—	74,708	—
U.S. government securities	—	24,442	—
Non-U.S. government securities	—	5,938	—
Total marketable securities	—	135,131	—

Total financial assets	$84,398	$176,912	$—

December 31, 2019:
Assets
Cash and cash equivalents:
Money market fund	$155,846	$—	$—

The following fair value hierarchy table presents information about the Company’s future tranche right liability measured at fair value on a recurring basis:

Fair value measurement at reporting date using
Quoted prices
	in active	Significant
	markets for	Other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)
December 31, 2018:
Liabilities:
Future tranche right liability	$—	$—	$2,157
December 31, 2019:
Assets:
Cash equivalents	$155,846	$—	$—